Investment in Affiliate	12 Months Ended
Dec. 31, 2023
Investments in Affiliates [Abstract]
INVESTMENT IN AFFILIATE

NOTE 7 — INVESTMENT IN AFFILIATE

a.	On February 23, 2023, the Company and Jeffs’ Brands Holdings entered into a stock purchase agreement (as amended on March 22, 2023, the “Wellution Agreement”), with SciSparc, a related party of the Company (see note 17), pursuant to which, on March 22, 2023, Jeffs’ Brands Holdings acquired from SciSparc 57 shares of common stock of SciSparc U.S, a wholly-owned subsidiary of SciSparc that owns and operates Wellution, an Amazon food supplements and cosmetics brand, representing approximately 49% of the issued and outstanding common stock of SciSparc U.S, for approximately $3.0 million in cash. The Company reviewed the transaction and deemed it to be the purchase of assets for accounting purposes under ASC Subtopic 805 “Business Combinations” (“ASC 805”), and not as a business combination. The Company reviewed the guidance under ASC 805 for the transaction and determined that the fair value of the gross assets acquired was concentrated in a single identifiable asset, a brand. As of December 31, 2023 the outstanding amount due to SciSparc in connection with the closing of the Wellution Agreement was $98 thousand connection. this amount was paid on January, 31 2024. See also note 17.

In connection with the closing of the Wellution Agreement, on March 22, 2023, the Company entered into a consulting agreement with SciSparc U.S (the “SciSparc Consulting Agreement”), pursuant to which the Company will provide management services to SciSparc U.Sfor the Wellution brand for a monthly fee of $20 thousand. Additionally, the Company received a one-time signing bonus in the amount of $51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice. In November 2023 the Company and SciSparc agreed to reduce the monthly fee to $10 thousand. In addition, The Company provides a variety of professional and business support services in accordance with transfer pricing work received in SciSparc U.S. The aforementioned services are provided in collaboration with SciSparc. The outstanding payable to SciSparc and SciSparc U.Sas of December 31, 2023, was $15 thousand and $8 thousand, accordingly. See also note 17.

Jeffs' Brands Holdings owns 49% of the voting rights in SciSparc U.Sand has the right to appoint two out of five directors. Management has determined that it has significant influence over SciSparc U.S and accordingly accounts for its investment under the equity method.

The Company did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by ASC 805, Business Combinations

Management assesses whether impairment indicators are present that may indicate an other than temporary impairment ("OTTI") exists. Management determined that the decrease in revenues and operating losses of SciSparc U.S were indicative of an OTTI impairment as of December 31 2023. Accordingly, management's fair valuation expert performed an impairment test of the equity investment and determined that the carrying value exceed the discounted cash flows. As a result, an impairment loss of $955 thousand was recorded within equity losses in the statement of operations for the year ended December 31, 2023.

The activity in the investment in SciSparc U.S account was as follows:

February 23, 2023 – December 31, 2023
USD in thousands
Balance as of January 1, 2023	-
Purchase on February 23, 2023	3,189
Equity losses	(1,249)
Balance as of December 31, 2023	1,940

Summarized financial information:

Summarized balance sheet of SciSparc U.S:

December 31, 2023
USD in thousands
Current assets	924
Long-term assets	3,189
Current liabilities	(154)
Equity	3,959

Summarized statement of statement of operation of SciSparc U.S:

February 22, 2023 – December 31, 2023
USD in thousands
Revenues	(2,137)
Cost of sales	1,409
Impairment of intangible asset	1,042
General and administrative	748
Sales and marketing	468
Taxes on income	22
Net loss	1,552

b.	Pursuant to the Wellution Agreement, in connection with the closing of the Wellution Agreement, on March 22, 2023, the Company issued 35,345 ordinary shares, no par value per share (“Ordinary Shares”) to SciSparc and SciSparc issued 13,858 of its ordinary shares to the Company in a share exchange, (collectively, the “Exchange Shares”), representing approximately 2.97% and 4.99%, respectively, of the Company’s and SciSparc’s issued and outstanding ordinary shares. The number of Exchange Shares acquired by each company was calculated by dividing $288 thousand by the average closing price of the relevant company’s shares on the Nasdaq Capital Market for the 30 consecutive trading days ending on the third trading day immediately prior to the closing.

The investment in SciSparc was accounted for as financial asset through profit and loss.

The activity in the investment in SciSparc’s shares was as follows:

March 23, 2023 – December 31, 2023
USD in thousands
Balance as of January 1, 2023	-
Value of shares obtained in connection with share exchange on March 23, 2023	288
Change in fair value	(221)
Balance as of December 31, 2023	67